Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accumulated Other Comprehensive Income Loss

The analysis of this account is reflected below:

	Cash flow hedge	Foreign currency translations adjustment	Increase in fair value of available-for sale assets	Exchange difference from net investment in a foreign operation	Total
At January 31, 2016	(926)	(64,441)	51,142	(17,740)	(31,965)
Credit (charge) for the year	1,190	9,885	(3,149)	10,965	18,891
Tax effects	(351)	—	929	(3,243)	(2,665)
Transfer to profit or loss (Note 10)	—	—	(41,461)	1,563	(39,898)

Other comprehensive income of the year	839	9,885	(43,681)	9,285	(23,672)

At December 31, 2016	(87)	(54,556)	7,461	(8,455)	(55,637)

Credit (charge) for the year	650	(9,166)	—	9,222	706
Tax effects	(192)	—	—	(2,729)	(2,921)

Other comprehensive income of the year	458	(9,166)	—	6,493	(2,215)

At December 31, 2017	371	(63,722)	7,461	(1,962)	(57,852)

Credit (charge) for the year	160	(7,875)	—	(10,800)	(18,515)
Tax effects	(47)	—	—	2,808	2,761
Transfer to profit or loss (*)	—	14,805	—	—	14,805

Other comprehensive income of the year	113	6,930	—	(7,992)	(949)

At December 31, 2018	484	(56,792)	7,461	(9,954)	(58,801)

(*)	The amount of S/14.8 million corresponds to the recognition of the translation adjustment from CAM Chile S.A., an indirect subsidiary sold in December 2018.

Summary of Other Comprehensive Income

The table below shows the movement in other comprehensive income per year:

	2016	2017	2018
Controlling interest	(23,672)	(2,215)	(949)
Non-controlling interest	4,194	(3,117)	(1,346)
Adjustment for actuarial gains and losses, net of tax	(1,121)	(2,948)	16,589

Total value in OCI	(20,599)	(8,280)	14,294